Annual Total Returns (Bar Chart) (Invesco V.I. S&P 500 Index Fund, Series II shares, Invesco V.I. S&P 500 Index Fund)	12 Months Ended
May 02, 2011
Invesco V.I. S&P 500 Index Fund | Series II shares, Invesco V.I. S&P 500 Index Fund
Annual Total Returns
'01	(12.53%)
'02	(22.67%)
'03	27.54%
'04	10.29%
'05	4.43%
'06	15.21%
'07	5.00%
'08	(37.27%)
'09	26.06%
'10	14.58%